Impairment and onerous contracts - Loans receivable, Nacala BV (Details) T in Millions, $ in Millions	12 Months Ended
Dec. 31, 2020 USD ($) T
Impairment and onerous contracts
Discount rate on cash flows	5.93%
Nacala Corridor
Impairment and onerous contracts
Impairment of loans and receivables | $	$ 798
Discount rate on cash flows	8.20%
Carrying amount of the receivable after the impairment charge | $	$ 1,118
Threshold volume of capacity for carrying value to be fully impaired | T	5
Total volume of capacity | T	22